Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of commitments and contingencies

As of
December 31, 2020
RMB
(in thousands)
Purchase of property and equipment.	1,228
Purchase of services	474
Investment commitments(i)	18,831
Operating leases commitments(ii)	909,566
Total	930,099

28. Commitments and contingencies (Continued)

Amounts
RMB
(in thousands)
2021	238,021
2022	232,228
2023	194,203
2024	135,200
Thereafter	130,447
Total	930,099
(i)	Investment commitments obligations primarily relate to capital contributions obligation under certain arrangements, the payment is due in one year.
(ii)	Operating leases commitments represent the Group’s obligations for leasing premises.

Schedule of funding debt obligations

	Less than	1 - 2	2 - 3	More than
	1 year	years	years	3 years	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Funding debt obligations
Consolidated trusts	1,512,510	15,000	—	—	1,527,510
Interest payments	38,369	2,396	—	—	40,765
Total funding debt obligations	1,550,879	17,396	—	—	1,568,275